PGIM Jennison Focused Value ETF
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Aerospace & Defense 3.3%
Airbus SE (France), ADR	10,159	$377,610
Automobile Components 1.1%
Aptiv PLC*	1,564	129,562
Automobiles 1.5%
General Motors Co.	5,459	172,504
Banks 11.3%
Bank of America Corp.	11,335	345,604
JPMorgan Chase & Co.	2,917	455,285
PNC Financial Services Group, Inc. (The)	1,890	253,185
Truist Financial Corp.	7,673	246,610
		1,300,684
Biotechnology 3.3%
AbbVie, Inc.	2,656	378,188
Building Products 2.3%
Johnson Controls International PLC	4,976	262,733
Capital Markets 4.5%
Blackstone, Inc.	1,710	192,153
Goldman Sachs Group, Inc. (The)	966	329,927
		522,080
Chemicals 4.3%
Linde PLC	1,208	499,834
Consumer Staples Distribution & Retail 5.5%
Walmart, Inc.	4,075	634,437
Electric Utilities 2.8%
PG&E Corp.*	18,665	320,478
Ground Transportation 3.6%
Union Pacific Corp.	1,835	413,370
Hotels, Restaurants & Leisure 2.6%
McDonald’s Corp.	1,067	300,723

PGIM Jennison Focused Value ETF
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 1.6%
General Electric Co.	1,522	$185,380
Insurance 8.1%
Chubb Ltd.	2,128	488,227
MetLife, Inc.	6,941	441,656
		929,883
Interactive Media & Services 5.0%
Alphabet, Inc. (Class A Stock)*	1,341	177,723
Meta Platforms, Inc. (Class A Stock)*	1,227	401,413
		579,136
Multi-Utilities 1.9%
CenterPoint Energy, Inc.	7,537	213,071
Oil, Gas & Consumable Fuels 10.3%
ConocoPhillips	3,689	426,338
Exxon Mobil Corp.	3,780	388,357
Hess Corp.	2,649	372,343
		1,187,038
Pharmaceuticals 10.2%
AstraZeneca PLC (United Kingdom), ADR	6,458	417,122
Bristol-Myers Squibb Co.	7,501	370,400
Eli Lilly & Co.	655	387,131
		1,174,653
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc.*	1,634	197,975
Broadcom, Inc.	287	265,685
Lam Research Corp.	301	215,492
		679,152
Software 6.5%
Microsoft Corp.	1,330	503,950
Salesforce, Inc.*	996	250,893
		754,843

PGIM Jennison Focused Value ETF
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 3.3%
Dell Technologies, Inc. (Class C Stock)	5,073	$384,889

Total Long-Term Investments (cost $10,544,891)		11,400,248

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $116,578)(wb)	116,578	116,578

TOTAL INVESTMENTS 99.9% (cost $10,661,469)		11,516,826
Other assets in excess of liabilities 0.1%		15,904

Net Assets 100.0%		$11,532,730

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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